Capital Stock - Additional Information (Detail) $ / shares in Units, $ in Millions					12 Months Ended
	Dec. 01, 2021 shares	Jul. 27, 2021 CAD ($) shares	Nov. 27, 2020 CAD ($) shares	Oct. 21, 2020 CAD ($) shares	Jan. 31, 2022 CAD ($) Dividends $ / shares shares	Jan. 31, 2021 CAD ($) Dividends $ / shares shares
Disclosure of classes of share capital [line items]
Financial liability related to NCIB					$ 47.2	$ 200.0
Number of dividends | Dividends					4	1
Dividends declared per share | $ / shares					$ 0.13	$ 0.11
Total dividend consideration					$ 43.1	$ 9.6
First quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date					Apr. 19, 2021
Second quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date					Jul. 16, 2021
Third quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date					Oct. 14, 2021
Fourth quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date					Jan. 14, 2022
Secondary Offering [member]
Disclosure of classes of share capital [line items]
Fees and expenses				$ 0.6
Bain capital [member] | Secondary Offering [member]
Disclosure of classes of share capital [line items]
Conversion of multiple to subordinate voting shares | shares				2,000,000
Beaudier group and Bain capital [member] | Secondary Offering [member]
Disclosure of classes of share capital [line items]
Stock issued | shares				2,000,000
Normal course issuer bid, transaction 1 [member]
Disclosure of classes of share capital [line items]
Subordinate voting shares repurchased | shares					525,200
Total consideration					$ 52.8
Normal course issuer bid, transaction 2 [member]
Disclosure of classes of share capital [line items]
Subordinate voting shares repurchased | shares					2,807,028
Total consideration					$ 278.2
Automatic share purchase plan [member]
Disclosure of classes of share capital [line items]
Gain (loss) in financing income (cost)					21.3
Normal course issuer bid [member]
Disclosure of classes of share capital [line items]
Maximum outstanding subordinated shares repurchase for cancellation | shares	3,787,945		4,278,028
Subordinate voting shares repurchased | shares						1,471,000
Total consideration			$ 122.5		331.0	$ 178.1
Gain (loss) in financing income (cost)					21.3	12.2
Carrying amount of shares repurchased					17.2	11.5
Amount charged to retained losses					292.6	178.8
Financial liability related to NCIB					$ 47.2	$ 200.0
Substantial issuer bid offer [member]
Disclosure of classes of share capital [line items]
Subordinate voting shares repurchased | shares		3,381,641
Total consideration		$ 350.0
Amount charged to retained losses		332.1
Carrying amount of shares repurchased		17.9
Fees and expenses		$ 0.8
Substantial issuer bid offer [member] | Beaudier group [member]
Disclosure of classes of share capital [line items]
Conversion of multiple to subordinate voting shares | shares		936,692